Income Taxes (Details) - Schedule of reconciliation of income tax rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of income tax rate [Abstract]
Statutory tax rate	23.00%	23.00%	23.00%
Reduced tax rate under Israeli benefit programs	(5.00%)	(4.30%)	0.10%
Release of Exempt Profits (see below)	0.00%	(16.00%)	0.00%
Stock-based compensation expense	(3.80%)	(16.10%)	(3.50%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	1.00%	(0.80%)		(0.10%)
Earnings taxed under foreign law	27.00%	24.70%	10.80%
Valuation Allowance	(44.80%)	(18.60%)	(42.70%)
Changes in uncertain tax positions	(3.80%)	(22.10%)	17.90%
Effective Income Tax Rate Reconciliation, Deduction, Percent	(0.30%)	0.00%	0.00%
Other	(0.10%)	(0.50%)	0.30%
Effective income tax rate	(6.80%)	(30.70%)	5.80%